Note 9 - Acquisition of Businesses	9 Months Ended
Dec. 31, 2018
Statement Line Items [Line Items]
Disclosure of business combinations [text block]
9.	ACQUISITION OF BUSINESSES

(a)	Acquisition of EdgePower, Inc.

On
February 28, 2018,
Just Energy completed the acquisition of the issued and outstanding shares of EdgePower, Inc. (“EdgePower”), a privately held energy monitoring and management company operating out of Aspen, Colorado. EdgePower provides lighting and HVAC controls, as well as enterprise monitoring, in hundreds of commercial buildings in North America. Just Energy acquired
100%
of the equity interests of EdgePower for the purposes of integrating their lighting and HVAC controls with the commercial business. The fair value of the total consideration transferred is
US$14.9
million, of which
US$7.5
million was paid in cash and
US$7.4
million was settled through the issuance of
1,415,285
Just Energy common shares. The goodwill that was acquired as part of this acquisition relates primarily to the EdgePower workforce and synergies between Just Energy and EdgePower.

In addition, the former shareholders of EdgePower are entitled to a payment of up to a maximum of
US$6.0
million, payable in cash, subject to continuing employment and the achievement of certain annual and cumulative performance thresholds of the EdgePower business. The payment is calculated as
20%
of EBITDA for the EdgePower business for the years of
2019–2021
with minimum thresholds that must be met. As at the acquisition date, the amount recognized for management remuneration was
$nil.

The following is the preliminary purchase price allocation for EdgePower:

NET ASSETS ACQUIRED

Working capital	$993
Intangible assets	14,198
Goodwill	7,673
Deferred tax liabilities	(3,820)
Total consideration	$19,044

Cash paid, net of working capital adjustment	$9,534
Common shares issued	9,510
Total consideration	$19,044

(b)	Acquisition of Filter Group Inc. (“Filter Group”)

On
October 1, 2018,
Just Energy acquired Filter Group, a leading provider of subscription-based home water filtration systems to residential customers in Canada and the United States. Headquartered in Toronto, Ontario, Filter Group currently provides under-counter and whole-home water filtration solutions to residential markets in the provinces of Ontario and Manitoba and the states of Nevada, California, Arizona, Michigan and Illinois.

Just Energy acquired all of the issued and outstanding shares of Filter Group and the shareholder loan owing by Filter Group. In addition, Filter Group had approximately
$22
million of
third
-party Filter Group debt. The aggregate consideration payable by Just Energy under the Purchase Agreement is comprised of: (i)
$15
million in cash, fully payable within
180
days of closing; and (ii) earn-out payments of up to
9.5
million Just Energy common shares (with up to an additional
2.4
million Just Energy common shares being issuable to satisfy dividends that otherwise would have been paid in cash on the Just Energy shares issuable pursuant to the earn-out payments (the “DRIP Shares”)), subject to customary closing adjustments. The earn-out payments are contingent on the achievement by Filter Group of certain performance-based milestones specified in the Purchase Agreement in each of the first
three
years following the closing of the acquisition. In addition, the earn-out payments may
be paid
50%
in cash and the DRIP Shares
100%
in cash, at the option of Just Energy.

The contingent consideration relating to the potential earn-out payments over the next three
years was valued at approximately
$28
million on
October 1, 2018.
As it does
not
meet the definition of equity, it is carried at fair value through profit or loss and is revalued at each reporting period. Significant assumptions affecting the measurement of contingent consideration each quarter include the Just Energy share price and the performance of Filter Group.

The goodwill was calculated as the difference between the fair value of consideration transferred and the preliminary fair value of the assets acquired and liabilities assumed. The goodwill acquired as part of the acquisition primarily represents Filter Group’s workforce, operational and strategic management processes and synergies between Just Energy and Filter Group. Goodwill is not
amortized for accounting; however, it is deductible for tax purposes.

As of
December 31, 2018,
Filter Group revenues of
$3.1
million and loss of
$0.4
million were included in the interim condensed consolidated statements of comprehensive income since
October 1, 2018.
On a pro-forma basis, Just Energy’s consolidated revenues and earnings for the period ended
December 31, 2018
would have been higher by approximately
$5.0
million and lower by
$1.3
million, respectively, had the Filter Group acquisition occurred on
April 1, 2018.
The contingent consideration relating to the Filter Group acquisition was revalued as at
December 31, 2018
to be
$33.3
million, an increase in the provision of
$5.5
million for the
October 1, 2018
to
December 31, 2018
period.

For the period ended
December 31, 2018,
Just Energy recorded
$1.2
million of administration expenses associated with the Filter Group acquisition, primarily related to diligence and professional fee expenditures.

The CEO of Filter Group, is the son of the Executive Chair of Just Energy. As such, this is a related party transaction. The transaction was reviewed by the Strategic Initiatives Committee and it received a fairness opinion from National Bank Financial on the transaction.

Of the
$15.0
million cash consideration for the acquisition of Filter Group,
$2.0
million relates to the purchase of the shares of Filter Group. The remaining
$13.0
million is for the assumption of a shareholder debt owed to a related party, of which
$3.0
million was already paid on the closing date of
October 1, 2018.
Therefore, as at
December 31, 2018,
$12.0
million of the overall cash consideration payable is included in current trade payables and other of the interim condensed consolidated statements of financial position, of which
$11.8
million is for a related party.

The following is the preliminary purchase price allocation for Filter Group:

NET ASSETS ACQUIRED

Working capital	$927
Property, plant and equipment	6,154
Intangible assets	16,049
Goodwill	40,621
Long-term debt	(21,611)
Total consideration	$42,140

Cash consideration	$3,000
Payable to shareholders	11,314
Contingent consideration	27,826
Total consideration	$42,140